other long-term assets (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
other long-term assets
Pension assets	$ 1	$ 155
Unbilled customer finance receivables	319	225
Derivative assets	413	76
Costs incurred to obtain or fulfill a contract with a customer	100	109
Real estate joint venture advances	114	104
Investment in real estate joint venture	2	3
Investment in associate	72
Portfolio investments	122	110
Prepaid maintenance	61	55
Other	151	82
Total	$ 1,355	$ 919